Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment	£ 2,520.8			£ 47.7
Gains on disposal of investments and subsidiaries	16.0	£ 40.6	[1]	40.4
Litigation settlement		16.8	[1]	£ 16.8
Lease Term				15 years
Gain on sale of freehold property in New York		7.9	[1]	£ 7.9
Proceeds from sale of freehold property				159.0
Impairment charge on intangible assets	17.1	4.7		26.5
Investment write-downs	220.6			7.5
Restructuring costs due to pandemic	39.3
Covid-19 pandemic [member]
Disclosure Of Information About Operating Cost [line items]
Proceeds from government grants	28.6
Imagina [member]
Disclosure Of Information About Operating Cost [line items]
Investment write-downs	209.8
Investor day in december two thousand and eighteen restructuring and transformation plan [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs in relation to the continuing restructuring plan	17.9	23.6		121.1
Transformation costs		£ 10.3		32.4
Comscore Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Litigation settlement				16.8
Two Circles [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries	£ 14.7
Chime [Member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries				28.6
Other business [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment				£ 47.7

[1]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.